Document and Entity Information In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Nov. 12, 2012
Entity Information [Line Items]
Entity Registrant Name	COLE CREDIT PROPERTY TRUST IV, INC.
Entity Central Index Key	0001498547
Document Type	Other
Document Period End Date	Sep. 30, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity common stock, shares outstanding		22.2